Restructuring (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Cost of revenue
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 0.1
Technology and development
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0.1
Sales and marketing
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0.2
General and administrative
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 0.1